                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC

Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY       8/11/2008
-------------------------------------   -------------   ------------------------
[Signature]                             [City, State]   [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-11456
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           48
Form 13F Information Table Value Total:       107601
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

01    28 - _______________
02    28 - _______________
03    28 - _______________

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
QUANTITY     CUSIP     ISSUER                           SYMBOL   PRICE    MARKET VALUE    CLASS   DISCRETION   VOTING AUTORITY
--------   ---------   ------------------------------   ------   ------   ------------   ------   ----------   ---------------
  57,738   00817Y108   AETNA U S HEALTHCARE             AET       40.53      2,340,121   COMMON         Sole           Partial
   46104   025816109   AMERICAN EXPRESS COMPANY         AXP       37.67     1736737.68   ETF            Sole           Partial
  26,787    37411105   APACHE CORP COM                  APA         139        3723393   COMMON         Sole           Partial
  31,650    67383109   BARD, C R INC                    BCR       87.95      2783617.5   COMMON         Sole           Partial
 148,464   17275R102   CISCO SYS INC                    CSCO      23.26     3453272.64   COMMON         Sole           Partial
  42,947   194162103   COLGATE PALMOLIVE CO             CL         69.1      2967637.7   COMMON         Sole           Partial
  34,048   20825C104   CONOCOPHILLIPS COM               COP       94.39     3213790.72   COMMON         Sole           Partial
  57,382   126650100   CVS CORP                         CVS       39.57     2270605.74   COMMON         Sole           Partial
   47135   237194105   DARDEN RESTAURANTS INC COM       DRI       31.94      1505491.9   COMMON         Sole           Partial
  53,990   30231G102   EXXON CORPORATION                XOM       88.13      4758138.7   COMMON         Sole           Partial
  29,395   354613101   FRANKLIN RES INC COM             BEN       91.65     2694051.75   COMMON         Sole           Partial
  35,395   369550108   GENERAL DYNAMICS CORP            GD         84.2        2980259   COMMON         Sole           Partial
   56515   369604103   GENERAL ELECTRIC CO COM          GE        26.69     1508385.35   COMMON         Sole           Partial
   27838   416515104   HARTFORD FINL SVCS GROUP INC C   HIG       64.57     1797499.66   COMMON         Sole           Partial
  30,911   459200101   INTERNATIONAL BUSINES            IBM      118.53     3663880.83   COMMON         Sole           Partial
   65585   464287242   ISHARES IBOXX INVESTOP INVESTM   LQD       101.4        6650319   ETF            Sole           Partial
   12210   464287457   ISHARES TR 1 3 YR TREAS INDEX    SHY       82.89      1012086.9   ETF            Sole           Partial
    2907   464287440   ISHARES TR 7 10 YR TRES INDEX    IEF          88         255816   ETF            Sole           Partial
    1985   464287721   ISHARES TR DOW JONES USTECHNOL   IYW       54.19      107567.15   ETF            Sole           Partial
    8013   464288661   ISHARES TR LEHMAN 3-7 YR TREAS   IEI      106.75      855387.75   ETF            Sole           Partial
     920   464288612   ISHARES TR LEHMAN INTER GOVT C   GVI      102.78        94557.6   ETF            Sole           Partial
  109762   464288661   ISHARES TR LEHMAN US AGGREGATE   AGG       100.4     11020104.8   ETF            Sole           Partial
   87749   416515104   ISHARES TR MSCI EAFE INDEX FD    EFA       68.67     6025723.83   ETF            Sole           Partial
     520   464287655   ISHARES TR RUSSELL 2000INDEX F   IWM       69.05          35906   ETF            Sole           Partial
    8719   464287309   ISHARES TR S&P 500/ GROWTHINDE   IVW       63.83      556533.77   ETF            Sole           Partial
    4495   464287408   ISHARES TR S&P 500/ VALUEINDEX   IVE        63.4         284983   ETF            Sole           Partial
    1032   464287606   ISHARES TR S&P MICAP400/ GROWT   IJK       88.51       91342.32   ETF            Sole           Partial
     767   464287705   ISHARES TR S&P MIDCAP400/ VALU   IJJ       74.02       56773.34   ETF            Sole           Partial
   35761   464287804   ISHARES TR S&P SMALLCAP 600 IN   IJR       60.17     2151739.37   ETF            Sole           Partial
     351   464287887   ISHARES TR S&P SMALLCAP600/ GR   IJT      127.48       44745.48   ETF            Sole           Partial
     397   464287879   ISHARES TR S&P SMALLCAP600/ VA   IJS       63.69       25284.93   ETF            Sole           Partial
    4870   478160104   JOHNSON & JOHNSON COM            JNJ       64.34       313335.8   COMMON         Sole           Partial
   41878   580645109   MCGRAW HILL COMPANIES INC        MHP       40.12     1680145.36   COMMON         Sole           Partial
   65313   594918104   MICROSOFT CORP                   MSFT      27.51     1796760.63   COMMON         Sole           Partial
   42694   595635103   MIDCAP SPDR TRUST UNIT SER 1 S   MDY       148.8      6352867.2   ETF            Sole           Partial
 206,320   68389X105   ORACLE SYS CORP                  ORCL         21        4332720   COMMON         Sole           Partial
  46,236   713448108   PEPSICO INC                      PEP       63.59     2940147.24   COMMON         Sole           Partial
   38875   744573106   PUBLIC SVC ENTERPRISE GROUP IN   PEG       45.93     1785528.75   COMMON         Sole           Partial
   40008   81369Y886   SECTOR SPDR TR SHS BEN INT UTI   XLU        40.7      1628325.6   ETF            Sole           Partial
    2980   81369Y308   SECTOR SPDR TR SHS BENINT CONS   XLP       26.75          79715   ETF            Sole           Partial
    1325   81369y506   SECTOR SPDR TR SHS BENINT ENER   XLE       88.48         117236   COMMON         Sole           Partial
    2515   81369y704   SECTOR SPDR TR SHS BENINT INDU   XLI       34.01       85535.15   ETF            Sole           Partial
   77300   81369Y100   SELECT SECTOR SPDR FD MATERIAL   XLB       41.73        3225729   ETF            Sole           Partial
    1145   81369y407   SELECT SECTOR SPDR TRCONSUMER    XLY       28.48        32609.6   ETF            Sole           Partial
    1345   81369Y209   SELECT SECTOR SPDR TRHEALTH CA   XLV       30.58        41130.1   ETF            Sole           Partial
   44252   78462F103   STANDARD & POORS DEPOSITARY RE   SPY      127.98     5663370.96   ETF            Sole           Partial
  71,365   913017109   UNITED TECHNOLOGIES C            UTX        61.7      4403220.5   COMMON         Sole           Partial
  69,429   92343V104   VERIZON COMMUNICATION            VZ         35.4      2457786.6   COMMON         Sole           Partial
                       Total                                                 107601918
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